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[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR

                                                              November 4, 2003

Securities and Exchange Commission
Filing Desk
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Equity Trust
         Securities Act of 1933 File No. 33-4296
         Investment Company Act of 1940 File No. 811-4624
         CIK No. 0000790941

Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH EQUITY TRUST, a
Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from those contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment
         No. 31 under the Securities Act; Amendment No. 32 under the Investment Company Act of 1940) for the State Street Research Mid-Cap Value Fund, State Street Research Large-Cap Value Fund and State Street Research Global Resources Fund, each a series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001047469-03-035166).

                                                      STATE STREET RESEARCH
                                                      EQUITY TRUST


                                                      By: /s/ Amy L. Simmons
                                                          --------------------
                                                          Amy L. Simmons
                                                          Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company